Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,263	$ 48,707	$ 42,756
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	66,958	57,110	47,217
Stock-based compensation	21,159	21,054	18,237
Excess tax shortfall (benefit) from share-based payment arrangements	(372)	18	(969)
Accrued severance pay, net	533	(1,015)	(1,534)
Amortization of premium and accrued interest on marketable securities	3,238	328	1,656
Gain on marketable securities, net	(791)	(1,197)	(823)
Deferred taxes, net	(8,775)	(4,862)	(6,984)
Changes in operating assets and liabilities:
Trade receivables, net	(20,621)	6,344	8,898
Other receivables and prepaid expenses	5,812	(4,200)	(2,265)
Inventories	(2,048)	3,546	(531)
Trade payables	(3,743)	(7,136)	1,536
Accrued expenses and other liabilities	35,634	25,913	12,039
Other	127	410	453
Net cash provided by operating activities	154,374	145,020	119,686
Cash flows from investing activities:
Purchase of property and equipment	(17,307)	(11,704)	(8,851)
Proceeds from sale of property and equipment	84	13	70
Investment in marketable securities	(202,768)	(387,988)	(197,499)
Proceeds from maturity of marketable securities	229,482	66,635	140,396
Proceeds from sale and call of marketable securities	147,480	69,933	57,394
Investment in short-term bank deposits			(110,021)
Proceeds from short-term bank deposits		40,029	134,473
Payments for business acquisitions, net of cash acquired	(143,377)	(52,267)	(84,926)
Capitalization of software development costs	(1,150)	(1,311)	(1,315)
Purchase of intangible assets	(3,000)		(1,000)
Net cash provided by (used in) investing activities	9,444	(276,660)	(71,279)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	26,751	25,984	19,948
Purchase of treasury shares	(95,886)
Excess tax benefit (shortfall) from share-based payment arrangements	372	(18)	969
Net cash provided by (used in) financing activities	(68,763)	25,966	20,917
Effect of exchange rate changes on cash	(144)	389	1,111
Increase (decrease) in cash and cash equivalents	94,911	(105,285)	70,435
Cash and cash equivalents at the beginning of the year	109,526	214,811	144,376
Cash and cash equivalents at the end of the year	204,437	109,526	214,811
Supplemental disclosure of cash flows activities:
Income taxes	17,560	9,988	5,554
Interest	78	28	36
Non-cash activities:
Accrued liability with respect to treasury shares	432
Assumption of restricted share units and options upon the acquisition of Fizzback	$ 1,230